Accounting policies - Level 3 Financial Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Projected shift in HPI spot rate, Liabilities (as a percent)	10.00%
Level 3
Disclosure of detailed information about financial instruments [line items]
Net (loss) gain recognized in profit or loss arising from models whose significant inputs are unobservable market data	€ (185.0)	€ (10.0)	€ 116.0
Loans and advances - Customers | Estimation of Default Probabilities from Credit Curves | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	(26.6)
Loans and advances - Customers | Local Volatility Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	244.9
Loans and advances - Customers | Local Volatility Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	(313.8)
Debt and equity instruments | Present Value Method And Other Interest Rate Curves Foreign Exchange Market Prices And Credit Curves | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	(2.2)
Debt and equity instruments | Present Value Method And Other Interest Rate Curves Foreign Exchange Market Prices And Credit Curves | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 2.2
Financial liabilities held for trading | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, Liabilities	765.38
Financial liabilities held for trading | Equity Linked Deposits | Weighted average
Disclosure of detailed information about financial instruments [line items]
Basis Risk Rate, Significant Unobservable Input	0.50%
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Liabilities (as a percent)	2.40%
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Minimum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Liabilities (as a percent)	0.00%
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Maximum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Liabilities (as a percent)	5.00%
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	€ (7.3)
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs	6.8
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs	€ 4.9
Financial liabilities held for trading | Derivatives | Equity Linked Deposits | Minimum
Disclosure of detailed information about financial instruments [line items]
Basis Risk Rate, Significant Unobservable Input	1.50%
Financial liabilities held for trading | Derivatives | Equity Linked Deposits | Maximum
Disclosure of detailed information about financial instruments [line items]
Basis Risk Rate, Significant Unobservable Input	2.00%
Financial liabilities held for trading | Derivatives | Equity Linked Deposits | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs	€ 0.8
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black Scholes Model Approach, Curves On Tab Indices
Disclosure of detailed information about financial instruments [line items]
Change of plus or (minus) basis points, Liabilities (as a percent)	1.00%
Financial liabilities held for trading | Derivatives | Discounted Flows Denominated In Different Currencies | Minimum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, Significant Unobservable Inputs, Assets	(0.002)
Financial liabilities held for trading | Derivatives | Discounted Flows Denominated In Different Currencies | Maximum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, Significant Unobservable Inputs, Assets	0.00095
Financial liabilities held for trading | Derivatives | Discounted Flows Denominated In Different Currencies | Weighted average
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, Significant Unobservable Inputs, Assets	0.0005
Financial liabilities held for trading | Derivatives | Discounted Flows Denominated In Different Currencies | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs	€ 0.1
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	(4.3)
Financial liabilities held for trading | Derivatives | Equity Linked Deposits | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	€ (6.8)
Hedging derivatives, category | Derivatives | Advanced local and stochastic volatility model, correlation between share prices
Disclosure of detailed information about financial instruments [line items]
Correlation between share prices (as a percent)	65.00%
Hedging derivatives, category | Derivatives | Advanced local and stochastic volatility model, correlation between share prices | Minimum
Disclosure of detailed information about financial instruments [line items]
Correlation between share prices (as a percent)	55.00%
Hedging derivatives, category | Derivatives | Advanced local and stochastic volatility model, correlation between share prices | Maximum
Disclosure of detailed information about financial instruments [line items]
Correlation between share prices (as a percent)	75.00%
Hedging derivatives, category | Derivatives | Advanced Multi Factor Interest Rate Models Approach | Minimum
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, Liabilities (as a percent)	0.0001%
Hedging derivatives, category | Derivatives | Advanced Multi Factor Interest Rate Models Approach | Maximum
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, Liabilities (as a percent)	0.03%
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Minimum
Disclosure of detailed information about financial instruments [line items]
Potential downward movement from current parameter of mean reversion of interest rates, Liabilities (as a percent)	0.01%
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Maximum
Disclosure of detailed information about financial instruments [line items]
Potential downward movement from current parameter of mean reversion of interest rates, Liabilities (as a percent)	3.00%
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Deposits - Customers | Flow Discounting Method | Minimum
Disclosure of detailed information about financial instruments [line items]
Curve IGPM, Unobservable Inputs, Liabilities	0.06
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Deposits - Customers | Flow Discounting Method | Maximum
Disclosure of detailed information about financial instruments [line items]
Curve IGPM, Unobservable Inputs, Liabilities	0.01
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Deposits - Customers | Flow Discounting Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	€ (37.0)
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Deposits - Customers | Flow Discounting Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs	€ 37.0
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers | Estimation of Default Probabilities from Credit Curves | Minimum
Disclosure of detailed information about financial instruments [line items]
CDS Spread Rate, Unobservable Inputs, Assets	0.0024
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers | Estimation of Default Probabilities from Credit Curves | Maximum
Disclosure of detailed information about financial instruments [line items]
CDS Spread Rate, Unobservable Inputs, Assets	0.0055
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers | Estimation of Default Probabilities from Credit Curves | Weighted average
Disclosure of detailed information about financial instruments [line items]
CDS Spread Rate, Unobservable Inputs, Assets	0.3563
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers | Local Volatility Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, Assets (as a percent)	34.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies | Minimum
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, Assets (as a percent)	0.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies | Maximum
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, Assets (as a percent)	100.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies | Weighted average
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, Assets (as a percent)	22.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (26.5)
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	7.3
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other, Default And Prepayment Rates, Etc. | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	(11.4)
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other, Default And Prepayment Rates, Etc. | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 11.4
Financial assets held for trading, category | Caps/Floors | Black Model | Minimum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, Significant Unobservable Inputs, Assets	(0.0025)
Financial assets held for trading, category | Caps/Floors | Black Model | Maximum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, Significant Unobservable Inputs, Assets	(0.0002)
Financial assets held for trading, category | Caps/Floors | Black Model | Weighted average
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, Significant Unobservable Inputs, Assets	0.0013
Financial assets held for trading, category | Caps/Floors | Black Model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0.2
Financial assets held for trading, category | Caps/Floors | Black Model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 2.1
Financial assets held for trading, category | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Minimum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	0.00%
Financial assets held for trading, category | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Maximum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	5.00%
Financial assets held for trading, category | Derivatives | Present Value Method
Disclosure of detailed information about financial instruments [line items]
Change of plus or (minus) basis points, Assets (as a percent)	1.00%
Financial assets held for trading, category | Derivatives | Present Value Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (0.2)
Financial assets held for trading, category | Derivatives | Present Value Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0.2
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	2.54%
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (23.8)
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 23.1
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, Assets	785.87
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (8.5)
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	8.5
Financial assets held for trading, category | Derivatives | Interest Rate Curve Foreign Exchange Market Prices | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	(163.2)
Financial assets held for trading, category | Derivatives | Interest Rate Curve Foreign Exchange Market Prices | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 84.4
Financial assets held for trading, category | Derivatives | Forward Estimation | Minimum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, Significant Unobservable Inputs, Assets	(0.0025)
Bid Offer Spread IRS TIIE Rate, Significant Unobservable Inputs, Assets	0.0002
X-CCY USD/MXN Rate, Unobservable Inputs, Assets	0.0003
Swaps UDI/MXN Rate, Unobservable Inputs, Assets	0.0005
Financial assets held for trading, category | Derivatives | Forward Estimation | Maximum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, Significant Unobservable Inputs, Assets	(0.0002)
Bid Offer Spread IRS TIIE Rate, Significant Unobservable Inputs, Assets	0.001
X-CCY USD/MXN Rate, Unobservable Inputs, Assets	0.001
Swaps UDI/MXN Rate, Unobservable Inputs, Assets	0.002
Financial assets held for trading, category | Derivatives | Forward Estimation | Weighted average
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, Significant Unobservable Inputs, Assets	0.0013
Bid Offer Spread IRS TIIE Rate, Significant Unobservable Inputs, Assets	0.0007
X-CCY USD/MXN Rate, Unobservable Inputs, Assets	0.0006
Swaps UDI/MXN Rate, Unobservable Inputs, Assets	0.0013
Financial assets held for trading, category | Derivatives | Forward Estimation | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (0.6)
Financial assets held for trading, category | Derivatives | Forward Estimation | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 1.7
Financial assets held for trading, category | Currency swaps | Forward Estimation | Minimum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, Significant Unobservable Inputs, Assets	(0.0025)
Bid Offer Spread IRS TIIE Rate, Significant Unobservable Inputs, Assets	0.0002
X-CCY USD/MXN Rate, Unobservable Inputs, Assets	0.0003
Swaps UDI/MXN Rate, Unobservable Inputs, Assets	0.0005
Financial assets held for trading, category | Currency swaps | Forward Estimation | Maximum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, Significant Unobservable Inputs, Assets	(0.0002)
Bid Offer Spread IRS TIIE Rate, Significant Unobservable Inputs, Assets	0.001
X-CCY USD/MXN Rate, Unobservable Inputs, Assets	0.001
Swaps UDI/MXN Rate, Unobservable Inputs, Assets	0.002
Financial assets held for trading, category | Currency swaps | Forward Estimation | Weighted average
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, Significant Unobservable Inputs, Assets	0.0013
Bid Offer Spread IRS TIIE Rate, Significant Unobservable Inputs, Assets	0.0006
X-CCY USD/MXN Rate, Unobservable Inputs, Assets	0.0007
Swaps UDI/MXN Rate, Unobservable Inputs, Assets	0.0013
Financial assets held for trading, category | Currency swaps | Forward Estimation | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (0.4)
Financial assets held for trading, category | Currency swaps | Forward Estimation | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0.4
Financial assets held for trading, category | Quanto Swaps | Local Term Volatility and Reference Strike under Partial Differential Equation Method | Minimum
Disclosure of detailed information about financial instruments [line items]
Beta Vs Volatility Surface STOXX50E Rate, Unobservable Inputs, Assets	0.69
Financial assets held for trading, category | Quanto Swaps | Local Term Volatility and Reference Strike under Partial Differential Equation Method | Maximum
Disclosure of detailed information about financial instruments [line items]
Beta Vs Volatility Surface STOXX50E Rate, Unobservable Inputs, Assets	0.62
Non-trading financial assets mandatory at fair value through profit or loss | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Minimum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	0.00%
Non-trading financial assets mandatory at fair value through profit or loss | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Maximum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	5.00%
Non-trading financial assets mandatory at fair value through profit or loss | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	2.70%
Non-trading financial assets mandatory at fair value through profit or loss | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (6.6)
Non-trading financial assets mandatory at fair value through profit or loss | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 5.8
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, Assets	785.87
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (7.7)
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 7.7
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | TD Black Valuation Method | Weighted average
Disclosure of detailed information about financial instruments [line items]
FX Volatility in long-term, Assets (as a percent)	4.70%
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | TD Black Valuation Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 2.2
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | TD Black Valuation Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (11.5)
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Model Asset Swap And CDS | Weighted average
Disclosure of detailed information about financial instruments [line items]
Model interest rate curves and credit, as a percent	7.70%
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Model Asset Swap And CDS | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (19.8)
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Model Asset Swap And CDS | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 4.4
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Cvx Adjustment SLN Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Long-term volatility, Assets (as a percent)	8.00%
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Cvx Adjustment SLN Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (121.2)
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Cvx Adjustment SLN Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 105.1
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Present Value Method, Other | Minimum
Disclosure of detailed information about financial instruments [line items]
Credit Spread, Significant Unobservable Inputs, Assets	0.002
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Present Value Method, Other | Maximum
Disclosure of detailed information about financial instruments [line items]
Credit Spread, Significant Unobservable Inputs, Assets	0.016
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Present Value Method, Other | Weighted average
Disclosure of detailed information about financial instruments [line items]
Long-term volatility, Assets (as a percent)	1.00%
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Present Value Method, Other | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0.1
Non-trading financial assets mandatory at fair value through profit or loss | Debt and equity instruments | Present Value Method, Other | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (0.1)